CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions	Total	San Diego Gas and Electric Company and Subsidiary [Member]	Southern California Gas Company [Member]	Preferred Stock Southern California Gas Company [Member]	Common Stock	Common Stock San Diego Gas and Electric Company and Subsidiary [Member]	Common Stock Southern California Gas Company [Member]	Retained Earnings	Retained Earnings San Diego Gas and Electric Company and Subsidiary [Member]	Retained Earnings Southern California Gas Company [Member]	Deferred Compensation E S O P [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) San Diego Gas and Electric Company and Subsidiary [Member]	Accumulated Other Comprehensive Income (Loss) Southern California Gas Company [Member]	Total Shareholders' Equity	Total Shareholders' Equity San Diego Gas and Electric Company and Subsidiary [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] San Diego Gas and Electric Company and Subsidiary [Member]
Equity, beginning of period at Dec. 31, 2010	$ 9,201	$ 3,221	$ 1,955	$ 22	$ 2,036	$ 1,138	$ 866	$ 7,292	$ 1,980	$ 1,089	$ (8)	$ (330)	$ (10)	$ (22)	$ 8,990	$ 3,108	$ 211	$ 113
Net income	1,381	455	288					1,339	436	288					1,339	436	42	19
Comprehensive income	(189)	(36)	1									(159)		1	(159)		(30)	(36)
Share-based compensation expense	48				48										48
Call premium on preferred stock of subsidiary	0
Call premium on preferred stock		0
Common stock dividends declared	(461)		(50)					(461)		(50)					(461)
Preferred stock dividends declared		(5)	(1)						(5)	(1)						(5)
Preferred dividends of subsidiaries	(8)							(8)							(8)
Capital contribution		200				200										200
Issuance of common stock	28				28										28
Repurchases of common stock	(18)				(18)										(18)
Common stock released from ESOP	20				14						6				20
Acquisition of South American entities	279																279
Equity contributed by noncontrolling interests	36																36
Distributions to noncontrolling interests	(16)	6															(16)	6
Purchase of noncontrolling interest in subsidiary	(43)				(4)										(4)		(39)
Redemption of preferred stock of subidiary	(80)																(80)
Equity, end of period at Dec. 31, 2011	10,178	3,841	2,193	22	2,104	1,338	866	8,162	2,411	1,326	(2)	(489)	(10)	(21)	9,775	3,739	403	102
Net income	920	515	290					865	489	290					865	489	55	26
Comprehensive income	117	(12)	3									113	(1)	3	113	(1)	4	(11)
Share-based compensation expense	44				44										44
Call premium on preferred stock of subsidiary	0
Call premium on preferred stock		0
Common stock dividends declared	(580)		(250)					(580)		(250)					(580)
Preferred stock dividends declared		(5)	(1)						(5)	(1)						(5)
Preferred dividends of subsidiaries	(6)							(6)							(6)
Issuance of common stock	78				78										78
Repurchases of common stock	(16)				(16)										(16)
Common stock released from ESOP	9				7						2				9
Acquisition of South American entities	0
Equity contributed by noncontrolling interests	8																8
Distributions to noncontrolling interests	(62)	(41)															(62)	(41)
Purchase of noncontrolling interest in subsidiary	(7)																(7)
Equity, end of period at Dec. 31, 2012	10,683	4,298	2,235	22	2,217	1,338	866	8,441	2,895	1,365	0	(376)	(11)	(18)	10,282	4,222	401	76
Net income	1,088	435	365					1,009	411	365					1,009	411	79	24
Comprehensive income	140	19										148	2		148	2	(8)	17
Share-based compensation expense	40				40										40
Call premium on preferred stock of subsidiary	(3)							(3)							(3)
Call premium on preferred stock		(3)							(3)							(3)
Common stock dividends declared	(615)		(50)					(615)		(50)					(615)
Preferred stock dividends declared		(4)	(1)						(4)	(1)						(4)
Preferred dividends of subsidiaries	(5)							(5)							(5)
Issuance of common stock	62				62										62
Repurchases of common stock	(45)				(45)										(45)
Acquisition of South American entities	0
Sale of noncontrolling interests, net of offering costs	574				135										135		439
Distributions to noncontrolling interests	(69)	(26)															(69)	(26)
Equity, end of period at Dec. 31, 2013	$ 11,850	$ 4,719	$ 2,549	$ 22	$ 2,409	$ 1,338	$ 866	$ 8,827	$ 3,299	$ 1,679	$ 0	$ (228)	$ (9)	$ (18)	$ 11,008	$ 4,628	$ 842	$ 91